Leases - Supplemental cash flows information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payment from operating leases	¥ 2,928,198	¥ 2,705,440	¥ 2,511,699
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	¥ 5,631,276	¥ 4,443,056	¥ 2,699,783